Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - Class B, Preference shares - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(256,694,375)
Number of shares outstanding at end of the year	(257,127,304)	(256,694,375)
Treasury stock
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	4,730,735
Non Cash Disposal of shares	(432,929)
Number of shares outstanding at end of the year	4,297,806	4,730,735
Scenario, Previously Reported
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(256,694,375)	(257,386,540)
Number of shares outstanding at end of the year		(256,694,375)
Scenario, Previously Reported | Treasury stock
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	4,730,735	4,038,570
Acquisition of shares		1,628,893
Disposal of shares		(936,728)
Number of shares outstanding at end of the year		4,730,735